Pruco Life Insurance Company                      Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

September 23, 2015

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:         Pruco Life Variable Universal Account
(Registration No. 333-205092)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 1 and (ii) that the text of Post-Effective Amendment No. 1 was filed electronically on September 10, 2015 (Accession No. 0000828972-15-000089).

By:           /s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company

via EDGAR